Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Income tax relating to unrealized change on equity investments	$ 0	$ 0	$ 0	$ 0
Income tax relating to investments in equity instruments included in other comprehensive income	0	0	0	0
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax ($3), $3, ($6) and $3	0	(3)	0	(6)
Realized losses on derivatives designated as cash flow hedges, net of tax $nil, ($2), $nil and ($2)	0	0	0	0
Actuarial gain (loss) on post employment benefit obligations, net of tax $nil, $nil, $nil and $nil	0	0	0	0
Currency translation adjustments, net of tax $nil, $nil, $nil and $nil	$ 0	$ 0	$ 0	$ 0